Employee Benefit Plan	12 Months Ended
Mar. 31, 2018
Defined Contribution Plan [Abstract]
Employee Benefit Plan
Employee Benefit Plan

We have established a defined contribution 401(k) plan to assist our eligible employees in saving for retirement on a tax-deferred basis. The 401(k) plan permits all eligible employees to make voluntary pre-tax contributions to the plan, subject to applicable tax limitations. For every dollar that employees contribute up to 1% of their eligible compensation (as defined in the plan), we contribute one dollar, plus 50 cents for every dollar employees contribute between 1% and 6% of their eligible compensation (as defined in the plan). Our matching contributions prior to January 1, 2015 vest over five years and, effective January 1, 2015, our matching contributions vest over two years. Expenses under the plan for the years ended March 31, 2018, 2017 and 2016 were $1.8 million, $1.9 million and $2.8 million, respectively. Expenses for matching contributions related to the Retail Propane segment have been classified within discontinued operations within our consolidated statements of operations (see Note 17).